Earnings per ordinary share (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Summary of Earnings/(loss) per ordinary share

Basic earnings per ordinary share	2024	2023	2022

Profit available for equity holders ($m)	628	750	375

Basic weighted average number of ordinary shares (millions)	161.2	169.0	181.0

Basic earnings per ordinary share (cents)	389.6	443.8	207.2

Diluted earnings per ordinary share

Profit available for equity holders ($m)	628	750	375

Diluted weighted average number of ordinary shares (millions)	163.0	170.0	182.0

Diluted earnings per ordinary share (cents)	385.3	441.2	206.0

Basic and diluted share denominators are calculated as follows:

	2024 millions	2023 millions	2022 millions

Weighted average number of ordinary shares in issue	168.6	177.0	187.0

Weighted average number of treasury shares a	(7.4)	(8.0)	(6.0)

Basic weighted average number of ordinary shares	161.2	169.0	181.0

Dilutive potential ordinary shares	1.8	1.0	1.0

Diluted weighted average number of ordinary shares	163.0	170.0	182.0

a.	Includes other shares that do not receive dividends.